NUVEEN LARGE CAP CORE PLUS FUND

SUPPLEMENT DATED OCTOBER 16, 2017

TO THE PROSPECTUS DATED MARCH 31, 2017

The reorganization of Nuveen Large Cap Core Plus Fund into Nuveen Large Cap Core Fund is complete. Any references to Nuveen Large Cap Core Plus Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-LCPP-1017P

NUVEEN LARGE CAP CORE PLUS FUND

SUPPLEMENT DATED OCTOBER 16, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2017

The reorganization of Nuveen Large Cap Core Plus Fund into Nuveen Large Cap Core Fund is complete. Any references to Nuveen Large Cap Core Plus Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-LCPSAI-1017P